Shareholder's equity	12 Months Ended
Jun. 30, 2023
Shareholder's equity
Shareholder's equity

20.    Shareholder’s equity

Subscribed capital

As of June 30, 2018 and 2019, Subscribed capital is €72 thousand, representing 8,000 shares outstanding with a nominal value per share of USD 1 issued by Mariposa I S.à.r.l.

Following the Prior Restructuring Transactions and the Legal Reorganization in August 2019, subscribed capital reduced to €1 thousand, representing 1,000 shares outstanding with a nominal value per share of €1.00 issued by MYT Netherlands Parent B.V. The subscribed capital is fully paid, and repayment of subscribed capital is restricted.

On January 12, 2021, the Company effected a 70,190,687 (with a nominal value per share of €0.000015) for one share split of its ordinary shares outstanding. Accordingly, all share and per share amounts for all periods presented in these consolidated financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect this share split.

Capital reserve

On January 21, 2021, the Company completed its initial public offering (“IPO”) of 17,994,117 American Depositary Shares (“ADSs”), representing an equal number of 17,994,117 ordinary shares, including the full exercise by the underwriters of their option to purchase 2,347,058 additional ADSs, representing 2,347,058 ordinary shares, at a public offering price of $26.00 per ADS.

The Company issued 14,233,823 ADSs in its IPO and received proceeds, net of underwriting discounts and before related expenses of $344.2 million.

Its sole shareholder sold 3,760,294 ADSs in the offering, including 586,764 ADSs sold by the Company and 1,760,294 ADSs sold by the sole shareholder pursuant to the exercise in full of the underwriters’ option to purchase additional ADSs.

Total transaction costs of €16,740 thousand relating to the initial public offering were incurred, of which €12,190 thousand have been expensed and are included in the selling, general and administrative expenses within the condensed consolidated statement of operations and are part of operating cash flows in the statement of cash flow. Transaction costs of €4,550 thousand have been directly deducted from the capital reserve, after recognizing €1,249 thousand taxes connected to the Transaction costs.

Profits are reflected within the accumulated deficit of Mytheresa Group.

	As of June 30,
(ADSs, representing an equal number of ordinary shares)	2022	2023
Basic shares (post-split)	70,190,687	70,190,687
IPO shares (post-split)	14,233,823	14,233,823
Supervisory Board Award (Restricted Shares)	45,657	57,124
Long-Term Incentive Plan (Restricted Share Units)	20,720	29,759
Sign-On Award (Restricted Share Units)	6,269	6,269
Restoration Award (Phantom Shares) - Converted	115,376	115,376
Alignment Award (Options) - Exercised	71,086	257,159
Number of ordinary shares	84,683,618	84,890,197

Please Note 13 for further explanation of the weighted average number of ordinary shares outstanding used in the EPS calculation.

All ordinary shares rank equally with regard to the Company’s residual assets. Holders of these shares are entitled to dividends as declared from time to time and are entitled to one vote per share at general meetings of the Company. All rights attached to the Company’s shares held by the Group are suspended until those shares are reissued.

Please Note 27 for further explanation on types of ordinary shares.

Foreign currency translation reserve

The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations.